Other Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Financial Liabilities [Abstract]
Trade payables	€ 1,323	€ 1,559	€ 1,230
Clearing houses	434	767	676
Tax collection accounts: Public Institutions	3,968	3,212	2,790
Factoring accounts payable	263	290	180
Unsettled financial transactions	3,373	6,375	7,418
Other financial liabilities	15,303	16,225	14,222
Other financial liabilities, total	€ 24,664	€ 28,428	€ 26,516